UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2016

Date of reporting period: October 31, 2015

Item 1. Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.35%

AUSTRALIA — 2.38%
Aristocrat Leisure Ltd.	14,553	$96,769
ASX Ltd.	31,320	921,071
Brambles Ltd.	13,365	98,976
Caltex Australia Ltd.	2,106	47,480
Dexus Property Group	20,861	115,196
GPT Group (The)	10,449	35,560
Qantas Airways Ltd.	11,561	32,580
Scentre Group	18,879	55,763
Tatts Group Ltd.	10,746	30,360
Telstra Corp. Ltd.	21,627	83,321

		1,517,076
AUSTRIA — 0.45%
OMV AG	10,692	285,824

		285,824
BELGIUM — 4.55%
Ageas	1,269	56,331
bpost SA	1,323	33,277
Colruyt SA	2,025	100,740
Delhaize Group	6,291	586,595
Proximus SADP	6,696	233,108
Solvay SA	11,502	1,306,145
Telenet Group Holding NVa	4,617	269,901
Umicore SA	7,371	314,703

		2,900,800
CANADA — 10.02%
Agrium Inc.	10,233	951,461
Alimentation Couche-Tard Inc. Class B	1,620	69,649
Bank of Montreal	10,476	608,855
Bank of Nova Scotia (The)	3,348	157,350
Canadian Imperial Bank of Commerce/Canada	14,229	1,090,598
Constellation Software Inc./Canada	2,889	1,247,591
Crescent Point Energy Corp.	37,557	511,534
Empire Co. Ltd. Class A	9,315	195,007
Fairfax Financial Holdings Ltd.	216	106,307
Husky Energy Inc.	7,479	101,008
Intact Financial Corp.	648	46,254
Linamar Corp.	459	26,659
Magna International Inc. Class A	999	52,655
Methanex Corp.	972	38,758
National Bank of Canada	19,440	643,518
Open Text Corp.	1,107	51,282
Peyto Exploration & Development Corp.	1,890	39,003
Rogers Communications Inc. Class B	4,671	185,755
Shaw Communications Inc. Class B	4,752	98,610
Thomson Reuters Corp.	4,158	170,598

		6,392,452
DENMARK — 6.20%
AP Moeller — Maersk A/S Class A	54	77,706

Security	Shares	Value

AP Moeller — Maersk A/S Class B	729	$1,079,808
Coloplast A/S Class B	7,290	525,435
Danske Bank A/S	20,034	553,434
Jyske Bank A/S Registered[a]	2,214	108,582
Novo Nordisk A/S Class B	5,859	312,685
TDC A/S	41,130	216,579
Vestas Wind Systems A/S	18,495	1,082,929

		3,957,158
FINLAND — 5.97%
Neste OYJ	5,724	140,308
Nokia OYJ	196,506	1,469,567
Nokian Renkaat OYJ	22,113	838,583
Stora Enso OYJ Class R	42,444	395,950
UPM-Kymmene OYJ	51,381	967,724

		3,812,132
FRANCE — 4.08%
Danone SA	1,431	100,236
Electricite de France SA	2,646	49,500
Eutelsat Communications SA	1,647	54,599
Numericable-SFR SAS[a]	702	31,949
Peugeot SAa	27,108	479,866
SCOR SE	1,998	74,754
SES SA	21,762	646,299
STMicroelectronics NV	11,151	77,566
Total SA	21,843	1,065,169
Veolia Environnement SA	1,134	26,525

		2,606,463
GERMANY — 7.76%
Deutsche Boerse AG	972	89,924
Deutsche Lufthansa AG Registered[a]	81,297	1,206,078
Dialog Semiconductor PLC[a]	3,888	144,523
GEA Group AG	17,172	691,706
Hannover Rueck SE	4,104	476,923
Kabel Deutschland Holding AG	2,997	383,206
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	3,213	644,187
Telefonica Deutschland Holding AG	196,614	1,271,863
Volkswagen AGb	297	41,371

		4,949,781
ISRAEL — 0.31%
Bezeq The Israeli Telecommunication Corp. Ltd.	91,314	196,679

		196,679
ITALY — 0.37%
EXOR SpA	2,619	130,623
Mediaset SpA	21,222	108,306

		238,929
JAPAN — 26.08%
Aeon Co. Ltd.	13,500	201,255
Aisin Seiki Co. Ltd.	2,700	108,179
ANA Holdings Inc.	108,000	324,246
Aozora Bank Ltd.	108,000	396,470
Asahi Kasei Corp.	54,000	334,046

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

October 31, 2015

Security	Shares	Value

Canon Inc.	8,100	$244,326
Chubu Electric Power Co. Inc.	5,400	83,657
Daiichi Sankyo Co. Ltd.	5,400	106,702
Eisai Co. Ltd.	10,800	680,890
Fuji Heavy Industries Ltd.	2,700	105,785
Hoya Corp.	2,700	112,520
ITOCHU Corp.	10,800	136,393
Japan Airlines Co. Ltd.	35,100	1,332,157
Japan Exchange Group Inc.	5,400	87,886
JFE Holdings Inc.	5,400	85,738
JX Holdings Inc.	172,800	681,606
Kansai Electric Power Co. Inc. (The)[a]	5,400	69,718
Kawasaki Heavy Industries Ltd.	270,000	1,094,096
KDDI Corp.	2,700	65,914
Kuraray Co. Ltd.	5,400	67,122
Lawson Inc.	2,700	201,144
Marubeni Corp.	81,000	471,468
Mitsubishi Corp.	5,400	99,006
Mitsubishi UFJ Financial Group Inc.	64,800	424,536
Mitsui & Co. Ltd.	37,800	482,543
Mitsui OSK Lines Ltd.	27,000	72,716
Mixi Inc.	2,700	103,816
Mizuho Financial Group Inc.	629,100	1,304,858
Nexon Co. Ltd.	10,800	151,070
Nippon Telegraph & Telephone Corp.	21,600	802,963
Nippon Yusen KK	27,000	71,150
NTT DOCOMO Inc.	64,800	1,265,929
Resona Holdings Inc.	170,100	907,200
Shinsei Bank Ltd.	54,000	114,108
Sompo Japan Nipponkoa Holdings Inc.	2,700	85,648
Sumitomo Chemical Co. Ltd.	27,000	156,395
Sumitomo Corp.	10,800	119,075
Sumitomo Mitsui Financial Group Inc.	21,600	869,907
Sumitomo Rubber Industries Ltd.	2,700	40,542
Suntory Beverage & Food Ltd.	5,400	219,714
Takeda Pharmaceutical Co. Ltd.	2,700	132,679
Tokyo Electric Power Co. Inc.[a]	135,000	927,408
Tokyo Gas Co. Ltd.	108,000	538,411
West Japan Railway Co.	10,800	763,406

		16,644,398
NETHERLANDS — 1.79%
Aegon NV	83,511	516,972
Altice NV Class Aa,b	4,536	78,918
Altice NV Class Ba	783	13,969
Delta Lloyd NV	3,726	29,552
Koninklijke Ahold NV	5,403	110,535
NN Group NV	12,366	390,269

		1,140,215
NORWAY — 0.67%
Orkla ASA	49,734	424,647

		424,647
SINGAPORE — 1.47%
ComfortDelGro Corp. Ltd.	35,100	76,190
Singapore Airlines Ltd.	56,700	437,244
Singapore Exchange Ltd.	13,000	68,504
StarHub Ltd.	137,700	353,959

		935,897

Security	Shares	Value

SPAIN — 0.11%
Mediaset Espana Comunicacion SA	5,832	$71,220

		71,220
SWEDEN — 3.71%
Boliden AB	61,425	1,183,511
ICA Gruppen AB	29,565	1,059,207
Millicom International Cellular SA SDR	1,782	100,108
Volvo AB Class B	2,079	21,730

		2,364,556
SWITZERLAND — 9.88%
Aryzta AG	756	34,205
Baloise Holding AG Registered	3,321	399,901
Banque Cantonale Vaudoise Registered	162	100,084
Clariant AG Registered	6,561	121,136
Credit Suisse Group AG Registered	17,793	445,479
Helvetia Holding AG Registered	270	141,745
Lonza Group AG Registered	486	71,587
PSP Swiss Property AG Registered	567	49,496
Swiss Life Holding AG Registered	5,238	1,254,570
Swiss Prime Site AG Registered	416	31,904
Swiss Re AG	13,797	1,286,274
Swisscom AG Registered	2,322	1,201,339
Transocean Ltd.	5,292	81,064
Zurich Insurance Group AG	4,104	1,087,878

		6,306,662
UNITED KINGDOM — 13.55%
3i Group PLC	34,587	267,615
Ashtead Group PLC	7,857	121,343
AstraZeneca PLC	19,533	1,252,071
BP PLC	89,829	536,060
BT Group PLC	30,591	219,688
Centrica PLC	322,299	1,125,432
GlaxoSmithKline PLC	13,068	283,560
Imperial Tobacco Group PLC	8,991	485,860
Investec PLC	6,345	53,112
J Sainsbury PLC	302,886	1,246,158
Just Eat PLC[a]	7,317	48,140
Marks & Spencer Group PLC	22,977	182,041
Old Mutual PLC	38,718	126,947
Rentokil Initial PLC	225,315	537,623
Rexam PLC	52,083	434,359
Rightmove PLC	1,485	88,045
Royal Dutch Shell PLC Class A	9,477	247,353
Royal Mail PLC	15,552	106,954
RSA Insurance Group PLC	35,397	230,094
Sky PLC	10,503	177,780
SSE PLC	31,887	746,081
Tesco PLC[a]	46,656	132,078

		8,648,394

TOTAL COMMON STOCKS (Cost: $66,710,847)		63,393,283

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL LARGE-CAP ETF

October 31, 2015

Security	Shares	Value

PREFERRED STOCKS — 0.12%

GERMANY — 0.12%
Bayerische Motoren Werke AG	972	$79,036

		79,036

TOTAL PREFERRED STOCKS
(Cost: $89,843)		79,036

SHORT-TERM INVESTMENTS — 0.17%

MONEY MARKET FUNDS — 0.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	57,004	57,004
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	2,950	2,950
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	48,007	48,007

		107,961

TOTAL SHORT-TERM INVESTMENTS
(Cost: $107,961)		107,961

TOTAL INVESTMENTS IN SECURITIES — 99.64%
(Cost: $66,908,651)		63,580,280
Other Assets, Less Liabilities — 0.36%		230,189

NET ASSETS — 100.00%		$63,810,469

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

3

Schedule of Investments  (Unaudited)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 97.72%

AUSTRALIA — 4.21%
Cabcharge Australia Ltd.	7,128	$14,341
Estia Health Ltd.	6,492	34,460
Evolution Mining Ltd.	206,376	206,871
FlexiGroup Ltd./Australia	6,666	14,553
Genworth Mortgage Insurance Australia Ltd.	3,564	6,865
Iluka Resources Ltd.	1,770	8,107
Independence Group NL	5,628	11,122
McMillan Shakespeare Ltd.	7,038	63,117
Mineral Resources Ltd.	27,476	83,900
Northern Star Resources Ltd.	43,092	84,854
OZ Minerals Ltd.	4,266	13,270
Pact Group Holdings Ltd.	2,094	7,664
Sandfire Resources NL	7,783	35,205

		584,329
AUSTRIA — 0.40%
Austria Technologie & Systemtechnik AG	1,734	29,766
EVN AG	606	6,728
S IMMO AG	943	8,417
UNIQA Insurance Group AG	1,158	10,810

		55,721
BELGIUM — 4.15%
AGFA-Gevaert NVa	30,318	129,743
Cie. d’Entreprises CFE	630	78,501
Gimv NV	288	13,594
Intervest Offices & Warehouses NV	312	7,927
Mobistar SAa	12,654	311,296
Nyrstar NVa,b	22,374	34,379

		575,440
CANADA — 7.98%
Amaya Inc.[a]	4,398	98,223
Artis REIT	1,236	12,650
Baytex Energy Corp.	2,226	9,051
Cogeco Cable Inc.	2,132	110,042
Dominion Diamond Corp.	6,546	69,195
Dream Office REIT	1,308	20,984
Granite REIT	266	7,748
Intertain Group Ltd. (The)[a]	1,104	12,362
Laurentian Bank of Canada	4,776	193,362
Mainstreet Equity Corp.[a,b]	846	21,022
Manitoba Telecom Services Inc.	10,572	232,150
Milestone Apartments REIT	2,778	32,508
Morguard REIT	692	7,643
NorthWest Healthcare Properties REIT	1,608	10,520
TMX Group Ltd.	5,479	193,179
Total Energy Services Inc.	804	9,015
Transcontinental Inc. Class A	1,284	19,775
Valener Inc.	792	10,188
Wajax Corp.	577	10,580

Security	Shares	Value

Yellow Pages Ltd./Canada[a]	2,124	$27,484

		1,107,681
DENMARK — 4.73%
Bavarian Nordic A/Sa	1,248	50,281
Dfds A/S	7,590	231,594
IC Group A/S	486	13,425
NKT Holding A/S	186	10,172
Rockwool International A/S Class B	1,460	229,666
Royal Unibrew A/S	1,194	47,451
Schouw & Co.	1,392	73,196

		655,785
FINLAND — 4.25%
Atria OYJ	1,788	16,295
Cramo OYJ	2,526	46,599
HKScan OYJ Class A	3,441	13,912
PKC Group OYJ	618	11,435
Ramirent OYJ	4,231	33,090
Sanoma OYJ	25,326	111,626
Sponda OYJ	36,030	153,789
Tieto OYJ	6,212	160,093
Valmet OYJ	1,626	17,225
YIT OYJ[b]	4,818	25,493

		589,557
FRANCE — 2.95%
Assystem	492	10,326
Cegedim SAa	348	12,397
Cegid Group SA	588	27,800
Cellectis SAa	1,242	32,927
Cie. des Alpes	1,100	20,560
MPI	16,819	42,546
Solocal Group[b]	856	7,008
UBISOFT Entertainment[a]	8,472	255,256

		408,820
GERMANY — 5.37%
ADLER Real Estate AGa	714	11,153
Bauer AG	804	17,052
Borussia Dortmund GmbH & Co. KGaA	20,054	89,718
CENTROTEC Sustainable AG	1,230	19,742
CTS Eventim AG & Co. KGaA	3,630	142,772
Deutsche Beteiligungs AG	852	24,329
DIC Asset AG	696	6,883
Draegerwerk AG & Co. KGaA	138	8,884
Grammer AG	354	9,493
MLP AG	4,986	21,761
PATRIZIA Immobilien AGa	3,379	93,371
RHOEN-KLINIKUM AG	10,002	299,862

		745,020
HONG KONG — 0.22%
SmarTone Telecommunications Holdings Ltd.	12,000	21,367
United Photovoltaics Group Ltd.[a]	96,000	9,910

		31,277

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

ISRAEL — 2.13%
Delek Automotive Systems Ltd.	10,104	$95,825
Ituran Location and Control Ltd.	864	17,775
Migdal Insurance & Financial Holding Ltd.	7,380	6,724
Oil Refineries Ltd.[a]	280,626	102,809
Tower Semiconductor Ltd.[a]	5,310	72,728

		295,861
ITALY — 0.07%
Juventus Football Club SpA[a]	35,106	10,118

		10,118
JAPAN — 30.89%
Achilles Corp.	6,000	7,458
Aderans Co. Ltd.	1,200	8,433
Aichi Corp.	3,600	23,030
Arcland Sakamoto Co. Ltd.	1,200	26,352
Asahi Diamond Industrial Co. Ltd.	1,200	12,778
Asahi Holdings Inc.	2,400	35,520
Avex Group Holdings Inc.	1,200	14,220
Cawachi Ltd.	1,800	31,294
CKD Corp.	1,200	11,018
COLOPL Inc.[a,b]	6,600	108,674
Comforia Residential REIT Inc.	48	92,321
Cosmo Energy Holdings Co. Ltd.[a]	4,800	65,671
Create Restaurants Holdings Inc.	600	15,662
Dip Corp.	6,000	107,147
Doshisha Co. Ltd.	600	11,108
Dydo Drinco Inc.	1,200	51,411
Enplas Corp.	1,200	44,450
Foster Electric Co. Ltd.	4,800	119,528
France Bed Holdings Co. Ltd.	2,400	18,914
Fuji Soft Inc.	1,200	23,080
Fujibo Holdings Inc.	12,000	22,275
G-Tekt Corp.	3,400	42,347
Geo Holdings Corp.	18,000	270,727
Godo Steel Ltd.	6,000	10,590
Heiwa Corp.	1,200	22,255
Heiwado Co. Ltd.	1,200	27,137
Hitachi Maxell Ltd.	9,400	162,256
Hokuetsu Bank Ltd. (The)	6,000	12,579
Hokuetsu Kishu Paper Co. Ltd.	6,000	42,014
Hokuto Corp.	1,200	23,528
Idemitsu Kosan Co. Ltd.	16,800	276,902
IwaiCosmo Holdings Inc.	2,400	26,929
J-Oil Mills Inc.	12,000	34,804
Japan Petroleum Exploration Co. Ltd.	1,200	36,196
Japan Rental Housing Investments Inc.	12	8,055
Juki Corp.	1,200	15,025
JVC Kenwood Corp.	5,400	14,230
Kamei Corp.	3,600	36,186
Kanamoto Co. Ltd.	600	12,196
Kanematsu Corp.	12,000	19,988
Kenedix Residential Investment Corp.	19	48,809
Kenedix Retail REIT Corp.	12	23,518
KEY Coffee Inc.	600	9,646
Kinugawa Rubber Industrial Co. Ltd.	12,000	67,520
Kohnan Shoji Co. Ltd.	19,200	281,934
Kura Corp.	600	18,223
Maruha Nichiro Corp.	15,200	229,244

Security	Shares	Value

MCUBS MidCity Investment Corp.	6	$17,253
Megachips Corp.	4,800	48,805
Mimasu Semiconductor Industry Co. Ltd.	1,200	11,376
Ministop Co. Ltd.	1,200	22,275
Mitsubishi Steel Manufacturing Co. Ltd.	12,000	23,170
Morinaga Milk Industry Co. Ltd.	12,000	54,692
Musashi Seimitsu Industry Co. Ltd.	1,200	24,502
NEC Capital Solutions Ltd.	600	8,696
Nichiha Corp.	1,200	16,308
Nichii Gakkan Co.	1,200	8,323
Nikkon Holdings Co. Ltd.	1,200	23,359
Nippon Chemi-Con Corp.	12,000	28,042
Nippon Coke & Engineering Co. Ltd.	23,400	19,585
Nippon Koei Co. Ltd.	6,000	24,313
Nippon Signal Co. Ltd.	1,200	12,539
Nishimatsuya Chain Co. Ltd.	1,800	16,005
Nissha Printing Co. Ltd.	1,200	26,312
Nisshin OilliO Group Ltd. (The)	12,000	44,748
Nisshin Steel Co. Ltd.	1,200	12,450
Okinawa Electric Power Co. Inc. (The)	1,800	44,435
Pacific Industrial Co. Ltd.	3,600	40,393
Pioneer Corp.[a]	3,000	8,129
Press Kogyo Co. Ltd.	12,000	51,908
Prima Meat Packers Ltd.	12,000	33,710
Riso Kagaku Corp.	1,200	21,927
Saizeriya Co. Ltd.	1,800	41,004
Sanyo Shokai Ltd.	12,000	35,202
Senshu Ikeda Holdings Inc.	9,600	41,606
Shinko Electric Industries Co. Ltd.	12,000	73,586
Showa Corp.	1,200	11,217
Tachi-S Co. Ltd.	1,200	16,885
Taiho Kogyo Co. Ltd.	1,800	20,942
Taikisha Ltd.	1,200	29,206
Takata Corp.[a]	1,200	13,713
Tamron Co. Ltd.	1,200	24,154
Tatsuta Electric Wire and Cable Co. Ltd.	2,400	9,208
TOKAI Holdings Corp.	4,800	20,445
TOKO Inc.	12,000	34,506
Tokyo Seimitsu Co. Ltd.	600	13,380
Tokyo TY Financial Group Inc.	1,400	44,143
TOPY Industries Ltd.	12,000	27,247
Toridoll.corp.	1,200	15,294
Towa Bank Ltd. (The)	90,000	79,055
TPR Co. Ltd.	1,200	29,623
Tsukuba Bank Ltd.	4,200	14,861
UKC Holdings Corp.	3,600	72,612
Unipres Corp.	5,800	133,134
United Super Markets Holdings Inc.	2,400	21,042
Warabeya Nichiyo Co. Ltd.	1,800	35,321
WATAMI Co. Ltd.[a,b]	1,200	8,443
Yahagi Construction Co. Ltd.	1,200	10,372
Yellow Hat Ltd.	1,200	26,541
Yorozu Corp.	5,400	116,211

		4,285,390
NETHERLANDS — 1.77%
ASM International NV	2,652	101,962
Fugro NV CVA[a]	7,507	143,048

		245,010

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

NEW ZEALAND — 3.13%
Air New Zealand Ltd.	9,024	$17,767
Fletcher Building Ltd.	57,126	288,340
Ryman Healthcare Ltd.	24,048	128,377

		434,484
NORWAY — 2.82%
Akastor ASA[a]	5,814	7,627
BW LPG Ltd.[c]	1,530	10,433
BW Offshore Ltd.	30,048	12,571
Det Norske Oljeselskap ASA[a,b]	1,476	9,096
Fred Olsen Energy ASA[a]	13,788	64,118
Petroleum Geo-Services ASA	4,566	19,091
TGS Nopec Geophysical Co. ASA[b]	13,575	268,715

		391,651
SINGAPORE — 2.91%
AIMS AMP Capital Industrial REIT	36,000	35,987
Cambridge Industrial Trust	103,200	44,950
Far East Hospitality Trust	30,000	14,352
First REIT	18,000	15,937
k1 Ventures Ltd.	55,200	7,883
Noble Group Ltd.[b]	789,600	284,718

		403,827
SPAIN — 0.08%
Tubacex SA	4,956	10,703

		10,703
SWEDEN — 1.49%
Bure Equity AB	3,060	19,911
Haldex AB	1,440	13,949
Hemfosa Fastigheter AB	660	7,209
Industrial & Financial Systems Class B	552	21,486
Industrivarden AB Class C	2,148	39,338
NetEnt AB	282	16,141
Nolato AB Class B	2,266	62,582
Tethys Oil AB	4,194	26,055

		206,671
SWITZERLAND — 3.52%
Autoneum Holding AG	630	116,126
BKW AG	1,164	44,340
Cosmo Pharmaceuticals SAa	84	12,944
Emmi AG	126	57,168
Intershop Holdings AG	132	56,174
Mobilezone Holding AG	7,940	118,003
St Galler Kantonalbank AG Registered	96	34,816
Swissquote Group Holding SA Registered	360	8,692
Vetropack Holding AG Bearer	12	18,504
Zehnder Group AG	648	22,153

		488,920
UNITED KINGDOM — 14.65%
Bank of Georgia Holdings PLC	420	12,973
Beazley PLC	13,548	76,078

Security	Shares	Value

Berendsen PLC	5,202	$82,348
Big Yellow Group PLC	1,644	19,042
Cape PLC	5,418	19,245
Carillion PLC	2,460	11,607
Centamin PLC	69,288	68,057
Chesnara PLC	2,568	12,929
Dairy Crest Group PLC	7,080	70,417
Dart Group PLC	15,672	114,545
De La Rue PLC	1,824	13,043
Debenhams PLC	178,962	247,230
Devro PLC	2,922	12,816
EnQuest PLC[a]	21,231	8,853
Entertainment One Ltd.	3,202	10,865
Fenner PLC	3,438	8,084
FirstGroup PLC[a]	17,424	26,035
Globo PLC[a,b]	58,128	12,680
Go-Ahead Group PLC	432	16,179
Greencore Group PLC	3,654	17,043
Greggs PLC	4,266	78,270
GVC Holdings PLC[b]	1,371	8,438
Halfords Group PLC	1,992	13,379
Innovation Group PLC	62,520	38,381
Intermediate Capital Group PLC	1,912	16,713
Interserve PLC	1,584	13,614
Kcom Group PLC	9,066	12,181
Laird PLC	2,772	14,509
Lancashire Holdings Ltd.	18,492	203,483
LondonMetric Property PLC	9,426	24,631
Mitie Group PLC	20,670	102,600
Moneysupermarket.com Group PLC	5,082	26,230
Morgan Advanced Materials PLC	2,712	11,719
Northgate PLC	28,309	177,242
Ophir Energy PLC[a]	7,302	10,820
Optimal Payments PLC[a]	7,764	36,452
Pace PLC	20,022	115,215
Paragon Group of Companies PLC (The)	4,218	27,360
Premier Farnell PLC	6,864	10,601
QinetiQ Group PLC	6,132	21,213
Restaurant Group PLC (The)	1,416	15,680
Shanks Group PLC	11,298	16,533
SOCO International PLC	4,590	12,547
Speedy Hire PLC	14,286	6,674
Spirent Communications PLC	8,634	9,801
Synergy Health PLC	2,076	74,544
Trinity Mirror PLC	9,150	24,094
TT electronics PLC	10,074	19,876
Vesuvius PLC	2,076	11,456
Xchanging PLC	7,044	18,276

		2,032,601

TOTAL COMMON STOCKS (Cost: $13,321,589)		13,558,866

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED INTERNATIONAL SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

PREFERRED STOCKS — 1.92%

ITALY — 1.92%
Intesa Sanpaolo SpA RSP	83,022	$266,510

		266,510

TOTAL PREFERRED STOCKS
(Cost: $268,949)		266,510

RIGHTS — 0.00%

FRANCE — 0.00%
Euro Disney SCA[a]	2,236	—

		—

TOTAL RIGHTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 4.72%

MONEY MARKET FUNDS — 4.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	618,115	618,115
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[d,e,f]	31,984	31,984
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,e]	4,287	4,287

		654,386

TOTAL SHORT-TERM INVESTMENTS
(Cost: $654,386)		654,386

TOTAL INVESTMENTS IN SECURITIES — 104.36%
(Cost: $14,244,924)		14,479,762
Other Assets, Less Liabilities — (4.36)%		(605,073)

NET ASSETS — 100.00%		$13,874,689

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

7

Schedule of Investments  (Unaudited)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.59%

AEROSPACE & DEFENSE — 2.77%
General Dynamics Corp.	11,180	$1,661,124
L-3 Communications Holdings Inc.	3,532	446,445

		2,107,569
AIR FREIGHT & LOGISTICS — 1.54%
FedEx Corp.	7,482	1,167,566

		1,167,566
AIRLINES — 1.82%
Allegiant Travel Co.	7,003	1,382,742

		1,382,742
BANKS — 1.38%
JPMorgan Chase & Co.	16,278	1,045,862

		1,045,862
BEVERAGES — 0.08%
Molson Coors Brewing Co. Class B	708	62,375

		62,375
CHEMICALS — 0.11%
Mosaic Co. (The)	2,493	84,239

		84,239
COMMUNICATIONS EQUIPMENT — 2.80%
Cisco Systems Inc.	52,484	1,514,164
F5 Networks Inc.[a]	5,566	613,373

		2,127,537
CONSTRUCTION & ENGINEERING — 0.10%
Jacobs Engineering Group Inc.[a]	1,880	75,463

		75,463
DIVERSIFIED FINANCIAL SERVICES — 2.06%
CBOE Holdings Inc.	16,455	1,103,143
CME Group Inc./IL	2,510	237,120
FactSet Research Systems Inc.	321	56,213
Nasdaq Inc.	2,901	167,939

		1,564,415
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.73%
AT&T Inc.	39,239	1,314,899

		1,314,899

Security	Shares	Value

ELECTRIC UTILITIES — 2.04%
Great Plains Energy Inc.	3,431	$94,352
Pinnacle West Capital Corp.	21,052	1,337,013
Xcel Energy Inc.	3,392	120,857

		1,552,222
ELECTRICAL EQUIPMENT — 0.07%
Regal Beloit Corp.	786	50,139

		50,139
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.85%
Avnet Inc.	2,263	102,808
Corning Inc.	73,021	1,358,191
Ingram Micro Inc. Class A	14,273	425,050
Jabil Circuit Inc.	12,148	279,161

		2,165,210
ENERGY EQUIPMENT & SERVICES — 4.18%
Helmerich & Payne Inc.	7,687	432,547
National Oilwell Varco Inc.	35,143	1,322,783
Schlumberger Ltd.	18,222	1,424,232

		3,179,562
FOOD & STAPLES RETAILING — 1.78%
CVS Health Corp.	1,833	181,064
Wal-Mart Stores Inc.	20,544	1,175,938

		1,357,002
FOOD PRODUCTS — 2.43%
Archer-Daniels-Midland Co.	29,842	1,362,586
Bunge Ltd.	3,375	246,240
Hormel Foods Corp.	2,084	140,774
JM Smucker Co. (The)	857	100,603

		1,850,203
GAS UTILITIES — 0.50%
Atmos Energy Corp.	5,455	343,665
Piedmont Natural Gas Co. Inc.	598	34,271

		377,936
HEALTH CARE EQUIPMENT & SUPPLIES — 4.77%
Abbott Laboratories	20,282	908,634
Becton Dickinson and Co.	1,699	242,141
CR Bard Inc.	7,586	1,413,651
Medtronic PLC	1,266	93,583
Stryker Corp.	10,137	969,300

		3,627,309
HEALTH CARE PROVIDERS & SERVICES — 3.71%
Aetna Inc.	1,060	121,667
AmerisourceBergen Corp.	11,384	1,098,670
Anthem Inc.	9,321	1,297,017
Cardinal Health Inc.	1,177	96,749

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

October 31, 2015

Security	Shares	Value

Centene Corp.[a,b]	2,698	$160,477
Cigna Corp.	325	43,563

		2,818,143
HOTELS, RESTAURANTS & LEISURE — 1.89%
Carnival Corp.	23,417	1,266,391
Panera Bread Co. Class Aa	975	172,936

		1,439,327
HOUSEHOLD PRODUCTS — 0.80%
Procter & Gamble Co. (The)	8,005	611,422

		611,422
INSURANCE — 14.88%
ACE Ltd.	13,883	1,576,276
Aflac Inc.	24,210	1,543,387
Allied World Assurance Co. Holdings AG	24,452	889,075
American Financial Group Inc./OH	3,682	265,804
Axis Capital Holdings Ltd.	20,142	1,087,668
Lincoln National Corp.	5,650	302,331
Loews Corp.	25,317	923,058
MetLife Inc.	7,608	383,291
PartnerRe Ltd.	4,183	581,437
Principal Financial Group Inc.	5,596	280,695
Prudential Financial Inc.	11,478	946,935
Reinsurance Group of America Inc.	17,103	1,543,375
Torchmark Corp.	7,301	423,531
Travelers Companies Inc. (The)	3,964	447,496
Validus Holdings Ltd.	2,674	118,458

		11,312,817
INTERNET & CATALOG RETAIL — 2.10%
Amazon.com Inc.[a]	2,547	1,594,167

		1,594,167
INTERNET SOFTWARE & SERVICES — 3.27%
Akamai Technologies Inc.[a]	1,598	97,190
Alphabet Inc. Class Aa	1,147	845,786
Alphabet Inc. Class Ca	1,201	853,683
eBay Inc.[a]	24,813	692,283

		2,488,942
IT SERVICES — 3.92%
Amdocs Ltd.	15,329	913,148
Automatic Data Processing Inc.	2,134	185,637
Jack Henry & Associates Inc.	379	29,312
PayPal Holdings Inc.[a]	24,813	893,516
Teradata Corp.[a]	4,265	119,889
Total System Services Inc.	13,395	702,568
Xerox Corp.	14,728	138,296

		2,982,366
MACHINERY — 0.30%
AGCO Corp.	4,674	226,175

		226,175

Security	Shares	Value

MULTI-UTILITIES — 6.08%
Alliant Energy Corp.	3,713	$219,141
Consolidated Edison Inc.	17,677	1,162,263
DTE Energy Co.	17,980	1,466,988
PG&E Corp.	23,716	1,266,435
Public Service Enterprise Group Inc.	12,370	510,757

		4,625,584
MULTILINE RETAIL — 0.82%
Target Corp.	8,075	623,229

		623,229
OIL, GAS & CONSUMABLE FUELS — 1.30%
Chevron Corp.	3,249	295,269
EOG Resources Inc.	8,069	692,724

		987,993
PHARMACEUTICALS — 3.59%
Eli Lilly & Co.	3,328	271,465
Johnson & Johnson	15,328	1,548,588
Pfizer Inc.	26,788	905,970

		2,726,023
ROAD & RAIL — 0.14%
Ryder System Inc.	1,471	105,588

		105,588
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.99%
Broadcom Corp. Class A	14,269	733,427
First Solar Inc.[a]	948	54,102
Intel Corp.	51,007	1,727,097
Maxim Integrated Products Inc.	1,786	73,190
Skyworks Solutions Inc.	15,641	1,208,111

		3,795,927
SOFTWARE — 5.13%
Citrix Systems Inc.[a]	6,299	517,148
Intuit Inc.	7,117	693,409
Microsoft Corp.	34,644	1,823,660
Red Hat Inc.[a]	960	75,946
VMware Inc. Class Aa	13,134	790,010

		3,900,173
SPECIALTY RETAIL — 6.43%
Bed Bath & Beyond Inc.[a]	7,898	470,958
GameStop Corp. Class Ab	24,828	1,143,826
O’Reilly Automotive Inc.[a]	5,455	1,506,998
Ross Stores Inc.	5,480	277,178
TJX Companies Inc. (The)	20,410	1,493,808

		4,892,768
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.72%
Apple Inc.	13,146	1,570,947

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED U.S. LARGE-CAP ETF

October 31, 2015

Security	Shares	Value

EMC Corp./MA	57,145	1,498,342
Western Digital Corp.	19,112	1,277,064

		4,346,353
TEXTILES, APPAREL & LUXURY GOODS — 1.51%
Coach Inc.	7,675	239,460
NIKE Inc. Class B	6,943	909,741

		1,149,201

TOTAL COMMON STOCKS
(Cost: $68,542,191)		75,718,448

SHORT-TERM INVESTMENTS — 1.97%

MONEY MARKET FUNDS — 1.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	1,215,358	1,215,358
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	62,887	62,887
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	220,327	220,327

		1,498,572

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,498,572)		1,498,572

TOTAL INVESTMENTS IN SECURITIES — 101.56%
(Cost: $70,040,763)		77,217,020
Other Assets, Less Liabilities — (1.56)%		(1,186,595)

NET ASSETS — 100.00%		$76,030,425

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

10

Schedule of Investments  (Unaudited)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.77%

AEROSPACE & DEFENSE — 1.19%
BWX Technologies Inc.	6,717	$190,091
National Presto Industries Inc.	987	86,905

		276,996
BANKS — 5.13%
1st Source Corp.	614	19,501
American National Bankshares Inc.	885	22,302
Arrow Financial Corp.	1,145	31,602
BancFirst Corp.	244	15,038
Bank of Marin Bancorp	450	23,931
Camden National Corp.	501	19,584
City Holding Co.	429	20,519
CNB Financial Corp./PA	885	16,443
Community Trust Bancorp Inc.	1,334	45,983
First Financial Corp./IN	1,080	37,012
First Interstate BancSystem Inc.	14,139	400,982
First of Long Island Corp. (The)	630	17,495
Great Southern Bancorp Inc.	495	23,923
Great Western Bancorp Inc.	1,086	30,690
Heritage Financial Corp./WA	2,446	45,055
Horizon Bancorp/IN	755	19,706
Lakeland Financial Corp.	771	34,641
Merchants Bancshares Inc./VT	495	15,602
Renasant Corp.	703	24,345
S&T Bancorp Inc.	540	17,215
Simmons First National Corp. Class A	1,503	77,465
State Bank Financial Corp.	1,823	39,012
Stock Yards Bancorp Inc.	824	31,048
Suffolk Bancorp	961	28,724
Tompkins Financial Corp.	366	19,867
Triumph Bancorp Inc.[a]	1,456	24,301
Trustmark Corp.	2,084	50,079
Univest Corp. of Pennsylvania	735	14,472
WesBanco Inc.	679	22,169

		1,188,706
BIOTECHNOLOGY — 0.58%
Ardelyx Inc.[a]	2,389	39,132
Kite Pharma Inc.[a,b]	1,011	68,798
Ophthotech Corp.[a,b]	283	14,130
Radius Health Inc.[a]	199	12,782

		134,842
BUILDING PRODUCTS — 0.05%
AAON Inc.	564	11,545

		11,545
CAPITAL MARKETS — 3.51%
Artisan Partners Asset Management Inc.	1,140	43,605
Diamond Hill Investment Group Inc.	813	162,641
GAMCO Investors Inc. Class A	215	12,401
Greenhill & Co. Inc.	647	16,705

Security	Shares	Value

Moelis & Co. Class A	14,679	$432,737
WisdomTree Investments Inc.	7,577	145,706

		813,795
CHEMICALS — 0.61%
Cabot Corp.	2,955	106,203
Hawkins Inc.	872	36,135

		142,338
COMMERCIAL SERVICES & SUPPLIES — 2.09%
Ennis Inc.	19,093	382,433
Kimball International Inc. Class B	4,440	48,485
McGrath RentCorp	660	19,833
Quad/Graphics Inc.	905	11,674
UniFirst Corp./MA	204	21,434

		483,859
COMMUNICATIONS EQUIPMENT — 1.93%
Black Box Corp.	968	11,819
EchoStar Corp. Class Aa	8,148	365,275
ViaSat Inc.[a]	1,051	69,324

		446,418
CONSTRUCTION & ENGINEERING — 2.09%
Argan Inc.	12,216	451,381
MasTec Inc.[a]	1,988	33,339

		484,720
CONSUMER FINANCE — 2.57%
Cash America International Inc.	15,732	543,226
Ezcorp Inc. Class Aa,b	7,839	52,208

		595,434
DISTRIBUTORS — 0.28%
Core-Mark Holding Co. Inc.	641	52,107
VOXX International Corp.[a]	2,290	11,816

		63,923
DIVERSIFIED CONSUMER SERVICES — 0.75%
Apollo Education Group Inc.[a]	5,830	42,326
Capella Education Co.	2,042	92,196
Steiner Leisure Ltd.[a]	255	16,157
Strayer Education Inc.[a]	440	23,285

		173,964
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.16%
Inteliquent Inc.	1,774	36,757

		36,757
ELECTRIC UTILITIES — 3.02%
ALLETE Inc.	328	16,469
El Paso Electric Co.	6,419	248,223
Empire District Electric Co. (The)	5,516	124,386
IDACORP Inc.	1,879	125,611

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

MGE Energy Inc.	2,933	$121,045
Unitil Corp.	1,794	63,633

		699,367
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.38%
AVX Corp.	1,652	22,302
Benchmark Electronics Inc.[a]	4,464	88,298
Dolby Laboratories Inc. Class A	4,922	170,646
Mesa Laboratories Inc.	145	16,218
Methode Electronics Inc.	1,514	50,462
Multi-Fineline Electronix Inc.[a,b]	674	12,523
PC Connection Inc.	821	19,080
ScanSource Inc.[a]	908	31,335
Tech Data Corp.[a]	1,682	122,433
TTM Technologies Inc.[a]	2,534	18,498

		551,795
ENERGY EQUIPMENT & SERVICES — 2.91%
Atwood Oceanics Inc.	7,126	117,935
Diamond Offshore Drilling Inc.	3,239	64,391
Matrix Service Co.[a]	4,575	103,852
Natural Gas Services Group Inc.[a]	990	22,295
Oil States International Inc.[a]	7,152	214,632
Patterson-UTI Energy Inc.	1,007	14,994
Rowan Companies PLC Class A	1,739	34,224
Unit Corp.[a]	8,020	101,132

		673,455
FOOD & STAPLES RETAILING — 1.82%
Fresh Market Inc. (The)[a,b]	13,002	324,010
SpartanNash Co.	2,550	71,145
Weis Markets Inc.	661	27,193

		422,348
FOOD PRODUCTS — 1.12%
Fresh Del Monte Produce Inc.	3,514	160,344
John B Sanfilippo & Son Inc.	788	50,999
Omega Protein Corp.[a]	2,686	48,885

		260,228
GAS UTILITIES — 1.40%
Chesapeake Utilities Corp.	2,819	147,180
New Jersey Resources Corp.	1,513	47,932
Northwest Natural Gas Co.	2,688	128,406

		323,518
HEALTH CARE EQUIPMENT & SUPPLIES — 3.58%
CryoLife Inc.	1,455	15,336
Exactech Inc.[a]	731	12,449
Hill-Rom Holdings Inc.	8,600	453,134
ICU Medical Inc.[a]	1,846	203,005
LivaNova PLC[b]	526	34,863
Natus Medical Inc.[a]	589	26,817
Vascular Solutions Inc.[a]	2,616	84,026

		829,630

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 3.18%
Addus HomeCare Corp.[a]	1,305	$32,599
Almost Family Inc.[a,b]	1,170	48,415
BioTelemetry Inc.[a]	2,118	27,576
LHC Group Inc.[a]	1,770	79,765
Magellan Health Inc.[a]	2,095	111,873
Triple-S Management Corp. Class Ba	20,061	413,056
U.S. Physical Therapy Inc.	510	25,021

		738,305
HEALTH CARE TECHNOLOGY — 0.07%
Quality Systems Inc.	1,156	16,242

		16,242
HOTELS, RESTAURANTS & LEISURE — 3.40%
Bob Evans Farms Inc./DE	1,333	57,679
Cheesecake Factory Inc. (The)	2,328	112,210
Hyatt Hotels Corp. Class Aa,b	8,571	431,978
Red Robin Gourmet Burgers Inc.[a]	161	12,057
Texas Roadhouse Inc.	5,053	173,571

		787,495
HOUSEHOLD DURABLES — 0.26%
CSS Industries Inc.	2,204	60,169

		60,169
INSURANCE — 10.46%
American National Insurance Co.	3,675	379,554
AMERISAFE Inc.	314	17,185
Aspen Insurance Holdings Ltd.	5,556	270,077
EMC Insurance Group Inc.	1,816	45,400
FBL Financial Group Inc. Class A	1,081	67,995
Federated National Holding Co.	2,221	68,373
Fidelity & Guaranty Life	764	20,399
HCI Group Inc.	686	29,916
Heritage Insurance Holdings Inc.[a]	19,588	433,287
Horace Mann Educators Corp.	8,087	276,899
Kansas City Life Insurance Co.	1,863	91,343
Maiden Holdings Ltd.	11,057	171,936
National Western Life Group Inc.	791	204,070
Navigators Group Inc. (The)[a,b]	1,116	95,251
OneBeacon Insurance Group Ltd. Class A	845	12,160
United Fire Group Inc.	1,633	60,731
Universal Insurance Holdings Inc.	5,712	180,214

		2,424,790
INTERNET & CATALOG RETAIL — 3.22%
1-800-Flowers.com Inc. Class Aa,b	49,510	491,634
NutriSystem Inc.	8,072	186,705
Overstock.com Inc.[a]	845	13,233
PetMed Express Inc.	3,297	55,456

		747,028
INTERNET SOFTWARE & SERVICES — 3.12%
Carbonite Inc.[a]	1,311	13,267
comScore Inc.[a,b]	531	22,716

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

Envestnet Inc.[a,b]	1,521	$45,417
Liquidity Services Inc.[a,b]	6,130	50,205
LogMeIn Inc.[a]	7,515	506,211
Shutterstock Inc.[a,b]	1,785	50,837
Stamps.com Inc.[a]	269	20,339
Wix.com Ltd.[a]	610	13,493

		722,485
IT SERVICES — 2.37%
CACI International Inc. Class Aa	409	39,689
CSG Systems International Inc.	1,605	53,800
ManTech International Corp./VA Class A	15,207	439,482
Sykes Enterprises Inc.[a]	554	16,066

		549,037
LEISURE PRODUCTS — 0.31%
Johnson Outdoors Inc. Class A	798	17,101
Sturm Ruger & Co. Inc.	607	34,562
Vista Outdoor Inc.[a]	476	21,287

		72,950
MACHINERY — 2.03%
Briggs & Stratton Corp.	888	15,780
Chart Industries Inc.[a,b]	662	11,380
Kennametal Inc.	14,391	404,675
LB Foster Co. Class A	2,600	38,298

		470,133
MEDIA — 1.12%
Harte-Hanks Inc.	4,140	17,595
Martha Stewart Living Omnimedia Inc. Class Aa	18,374	110,979
Rentrak Corp.[a]	1,036	57,166
Scholastic Corp.	1,418	57,954
Sizmek Inc.[a]	2,827	16,764

		260,458
METALS & MINING — 0.49%
Kaiser Aluminum Corp.	1,095	89,013
Schnitzer Steel Industries Inc. Class A	1,489	25,104

		114,117
MULTILINE RETAIL — 0.22%
Big Lots Inc.	461	21,252
Fred’s Inc. Class A	2,100	29,043

		50,295
OIL, GAS & CONSUMABLE FUELS — 0.38%
Denbury Resources Inc.	12,209	43,220
Energy XXI Ltd.[b]	13,461	23,288
Matador Resources Co.[a,b]	816	20,979

		87,487
PERSONAL PRODUCTS — 2.14%
Medifast Inc.[a]	4,926	137,780
Nutraceutical International Corp.[a]	795	19,478

Security	Shares	Value

USANA Health Sciences Inc.[a]	2,638	$339,247

		496,505
PHARMACEUTICALS — 0.83%
SciClone Pharmaceuticals Inc.[a]	25,284	192,664

		192,664
PROFESSIONAL SERVICES — 2.87%
Barrett Business Services Inc.	1,528	74,842
CRA International Inc.[a]	1,225	28,665
ICF International Inc.[a]	1,290	39,564
Navigant Consulting Inc.[a]	2,312	39,766
RPX Corp.[a]	31,590	449,842
VSE Corp.	555	31,890

		664,569
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.79%
Agree Realty Corp.	769	24,900
Care Capital Properties Inc.	1,109	36,542
Chesapeake Lodging Trust	686	18,893
Dynex Capital Inc.	6,313	41,855
EPR Properties[b]	214	12,157
MFA Financial Inc.[b]	57,175	395,651
Select Income REIT	17,261	348,672

		878,670
ROAD & RAIL — 1.28%
Knight Transportation Inc.	707	17,972
Marten Transport Ltd.	6,104	100,044
Werner Enterprises Inc.	6,780	179,399

		297,415
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.24%
Advanced Energy Industries Inc.[a]	630	17,816
Alpha & Omega Semiconductor Ltd.[a]	3,687	32,741
Cirrus Logic Inc.[a]	13,257	408,713
Integrated Device Technology Inc.[a]	7,643	194,896
Integrated Silicon Solution Inc.	870	19,558
PMC-Sierra Inc.[a]	26,904	320,696
Synaptics Inc.[a,b]	5,314	452,168

		1,446,588
SOFTWARE — 6.26%
AVG Technologies NVa	10,790	255,723
Gigamon Inc.[a]	4,135	108,461
HubSpot Inc.[a]	292	15,149
Imperva Inc.[a]	3,938	278,101
Infoblox Inc.[a]	730	11,906
Pegasystems Inc.	14,813	413,135
TeleCommunication Systems Inc. Class Aa	12,974	53,064
VirnetX Holding Corp.[a,b]	6,703	25,471
Zendesk Inc.[a,b]	14,456	290,855

		1,451,865
SPECIALTY RETAIL — 3.61%
Ascena Retail Group Inc.[a,b]	15,202	202,491

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ENHANCED U.S. SMALL-CAP ETF

October 31, 2015

Security	Shares	Value

Children’s Place Inc. (The)	7,250	$389,107
Kirkland’s Inc.	1,590	36,554
Select Comfort Corp.[a]	5,909	125,271
Stage Stores Inc.	2,222	21,620
Tilly’s Inc. Class Aa	6,671	48,632
Winmark Corp.	119	11,989

		835,664
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.38%
Lexmark International Inc. Class A	5,585	181,456
Nimble Storage Inc.[a]	14,048	317,485
Stratasys Ltd.[a,b]	2,082	53,091

		552,032
TEXTILES, APPAREL & LUXURY GOODS — 0.28%
Culp Inc.	716	21,487
Fossil Group Inc.[a]	784	42,658

		64,145
THRIFTS & MORTGAGE FINANCE — 0.81%
First Defiance Financial Corp.	1,485	56,876
Meta Financial Group Inc.	1,035	44,588
Territorial Bancorp Inc.	2,373	66,159
United Financial Bancorp Inc.	1,494	19,392

		187,015
WATER UTILITIES — 1.16%
American States Water Co.	3,086	125,755
Artesian Resources Corp. Class A	1,170	28,501
California Water Service Group	1,817	40,628
Connecticut Water Service Inc.	515	18,957
Middlesex Water Co.	900	23,193
York Water Co. (The)	1,350	31,293

		268,327
WIRELESS TELECOMMUNICATION SERVICES — 0.32%
U.S. Cellular Corp.[a]	1,817	74,025

		74,025

TOTAL COMMON STOCKS
(Cost: $22,328,133)		23,124,113

SHORT-TERM INVESTMENTS — 10.80%

MONEY MARKET FUNDS — 10.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	2,351,270	2,351,270
BlackRock Cash Funds: Prime, SL Agency Shares
0.19%[c,d,e]	121,664	121,664

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	30,563	$30,563

		2,503,497

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,503,497)		2,503,497

TOTAL INVESTMENTS IN SECURITIES — 110.57%
(Cost: $24,831,630)		25,627,610
Other Assets, Less Liabilities — (10.57)%		(2,449,419)

NET ASSETS — 100.00%		$23,178,191

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

14

Notes to Schedules of Investments  (Unaudited)

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
Enhanced International Large-Cap
Enhanced International Small-Cap
Enhanced U.S. Large-Cap
Enhanced U.S. Small-Cap

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

15

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3		Total

Enhanced International Large-Cap
Investments:
Assets:
Common Stocks	$63,393,283	$—	$—		$63,393,283
Preferred Stocks	79,036	—	—		79,036
Money Market Funds	107,961	—	—		107,961

Total	$63,580,280	$—	$—		$63,580,280

Enhanced International Small-Cap
Investments:
Assets:
Common Stocks	$13,471,642	$74,544	$12,680		$13,558,866
Preferred Stocks	266,510	—	—		266,510
Rights	—	—	0	[a]	0	[a]
Money Market Funds	654,386	—	—		654,386

Total	$14,392,538	$74,544	$12,680		$14,479,762

16

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

iShares ETF	Investments
	Level 1	Level 2	Level 3	Total

Enhanced U.S. Large-Cap
Investments:
Assets:
Common Stocks	$75,718,448	$—	$—	$75,718,448
Money Market Funds	1,498,572	—	—	1,498,572

Total	$77,217,020	$—	$—	$77,217,020

Enhanced U.S. Small-Cap
Investments:
Assets:
Common Stocks	$23,124,113	$—	$—	$23,124,113
Money Market Funds	2,503,497	—	—	2,503,497

Total	$25,627,610	$—	$—	$25,627,610

[a]	Rounds to less than $1.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of October 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Enhanced International Large-Cap	$67,084,730	$3,355,593	$(6,860,043)	$(3,504,450)
Enhanced International Small-Cap	14,322,753	1,384,834	(1,227,825)	157,009
Enhanced U.S. Large-Cap	70,115,561	9,668,683	(2,567,224)	7,101,459
Enhanced U.S. Small-Cap	24,845,052	2,415,592	(1,633,034)	782,558

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

17

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

18

Item 2. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: December 29, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: December 29, 2015